Net Loss Per Share - Computation of Basic and Diluted Net Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net loss attributable to ordinary shareholders	¥ (177,872)	$ (25,788)	¥ (1,441,913)	¥ (4,177,899)
Weighted Average Number of Shares Outstanding Basic	502,801,926	502,801,926	494,055,703	93,503,437
Weighted Average Number of Shares Outstanding, Diluted	502,801,926	502,801,926	494,055,703	93,503,437
Earnings Per Share Basic | (per share)	¥ (0.35)	$ (0.05)	¥ (2.92)	¥ (44.68)
Earnings Per Share Diluted | (per share)	¥ (0.35)	$ (0.05)	¥ (2.92)	¥ (44.68)